Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets with Definite Useful Lives

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2024	2023
Land use right	$2,482,727	$2,562,689
License	3,804,294	4,180,417
Software	4,877,089	5,034,167
Patents	29,879,744	29,879,744
Technology	1,905,520	687,437
Long-term contract	4,964	-
Total	42,954,338	42,344,454
Accumulated amortization	(15,411,509)	(15,468,932)
Provision for impairment	(24,203,165)	(24,545,745)
Intangible assets, net	$3,339,664	$2,329,777

Schedule of Estimated Future Amortization Expense Related to Intangible Assets

Estimated future amortization expense related to intangible assets held as of December 31, 2024:

Year
2025	$179,024
2026	179,024
2027	179,024
2028	177,397
2029	169,265
Thereafter	2,455,930
Total	$3,339,664